Loans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014		Dec. 31, 2013	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum consumer charge-offs past due, days	120 days
Maximum consumer charge-offs past due, days	150 days
Percentage of TDRs non-accrual	32.00%		33.00%
Carrying amount of loans acquired with deteriorated credit quality	$ 55		$ 55
Outstanding balance of loans acquired with deteriorated credit quality	95		95
Allowance for loan losses for loans acquired with deteriorated credit quality	1.0	[1]		2.3	[1]
Recorded investment of TDRs	206.8		220.9
Commitments to lend additional funds to borrowers	6.7		7.1
Troubled debt restructuring related to modifications	10.3		5.3
Troubled debt restructurings that subsequently defaulted within one year	0.3		26.1
Troubled debt restructuring, payment deferral rate	86.00%		88.00%
Troubled debt restructuring, covenant relief rate, other	13.00%		11.00%
Troubled debt restructuring, debt forgiveness rate	1.00%		1.00%
North American Commercial Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of investments in Troubled Debt Restructurings ("TDR")	82.00%		80.00%
Allowance for loan losses for loans acquired with deteriorated credit quality	1.0	[1]		1.1	[1]
Non-Strategic Portfolios [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses for loans acquired with deteriorated credit quality				$ 1.2	[1]

[1]	Represents loans considered impaired in FSA and are accounted for under the guidance in ASC 310-30 (Loans and Debt Securities Acquired with Deteriorated Credit Quality).